Significant accounting policies (Details)	12 Months Ended
Mar. 31, 2023
Acquired software technologies | Bottom of range
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Acquired software technologies | Top of range
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, intangible assets other than goodwill	5 years
Customer relationships | Bottom of range
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, intangible assets other than goodwill	3 years
Customer relationships | Top of range
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, intangible assets other than goodwill	6 years
Furniture
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Computer equipment
Disclosure significant accounting policies and related changes in the current reporting period [line items]
Useful life measured as period of time, property, plant and equipment	3 years